Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Other assets	¥ 48,292	¥ 46,065
Income taxes: Deferred	359,582	345,841
Net deferred tax liability	¥ 311,290	¥ 299,776